Unaudited Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 104,174	$ 76,414
Restricted cash	0	350
Trade accounts receivable, net of allowance for doubtful receivables of $11 at December 31, 2016 and $19 at June 30, 2017	10,342	7,528
Due from related parties (Note 3)	20,315	6,674
Above market acquired time charter contracts (Note 7)	0	1,500
Prepayments and advances	1,666	1,158
Other current assets (Note 4)	9,127	4,546
Total current assets	145,624	98,170
FIXED ASSETS, NET:
Advances for vessels under construction and related costs (Note 5)	60,824	0
Vessels, net (Note 6)	516,629	95,550
Total fixed assets, net	577,453	95,550
OTHER NON-CURRENT ASSETS:
Restricted cash	15,010	10
Other non-current assets	1,980	0
Total other non-current assets	16,990	10
Total assets	740,067	193,730
CURRENT LIABILITIES:
Long-term debt, net of deferred finance costs (Note 9)	3,566	16,811
Accounts payable and other current liabilities	3,620	1,179
Accrued liabilities (Note 3)	4,600	3,709
Due to related parties (Note 3)	2,359	5,033
Deferred revenue	2,521	607
Total current liabilities	16,666	27,339
NON-CURRENT LIABILITIES:
Long-term debt, net of deferred finance costs (Note 9)	33,943	0
Due to related parties (Note 3)	194,321	116,617
Total non-current liabilities	228,264	116,617
COMMITMENTS AND CONTINGENCIES (Note 13)
STOCKHOLDERS' EQUITY:
Preferred stock (Note 11)	0	0
Common stock, $0.01 par value; 1,000,000,000 shares authorized at December 31, 2016 and June 30, 2017; 4,711 (4,617,142 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits) and 2,002,952 (14,020,669 before the 1-for-7 reverse stock split) shares issued and outstanding at December 31, 2016 and June 30, 2017, respectively (Note 11)	20	0
Treasury stock; $0.01 par value; 3 (3,009 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits) shares at December 31, 2016 and June 30, 2017	0	0
Additional paid-in capital	3,836,819	3,360,124
Accumulated deficit	(3,341,702)	(3,310,350)
Total DryShips Inc. stockholders' equity	495,137	49,774
Total liabilities and stockholders' equity	$ 740,067	$ 193,730